Property and Equipment Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 7,160	$ 5,393
Property and equipment, gross	118,990	109,781
Accumulated depreciation	80,999	72,808
Property and equipment, net	37,991	36,973
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Machinery and equipment, gross	69,968	64,026
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Machinery and equipment, gross	6,324	5,966
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 35,538	$ 34,396